INCOME TAXES (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Current	$ 10,042	$ 4,467	$ 2,089
Deferred	(4,093)	45	(769)
Domestic	5,208	2,485	1,096
Foreign	741	2,027	224
Taxes on income	$ 5,949	$ 4,512	$ 1,320